RELATED PARTY TRANSACTIONS (Details) $ in Thousands						3 Months Ended			12 Months Ended
		Dec. 31, 2015 USD ($) item shares		Jul. 12, 2014 shares	Jul. 12, 2014 shares	Mar. 31, 2016 USD ($) item shares	Mar. 31, 2015 USD ($)	Dec. 31, 2013 shares	Dec. 31, 2015 USD ($) item shares		Dec. 31, 2014 USD ($) item shares
Related Party Transaction [Line Items]
Professional Fees						$ 2,072	$ 1,926
Interest expense						1,957	494
Debt Instrument, Convertible, Number of Equity Instruments | shares				4,132,231	4,132,231
Number of related Party investments in CIFC CLOs											1
Related Party investments		$ 70,696				77,347			$ 70,696
Cash and cash equivalents		57,968				52,011	41,461		57,968		$ 59,290
CIFC FUNDING 2013-II - Board Member Investment
Related Party Transaction [Line Items]
Debt Instrument, face amount		$ 1,000				1,000			1,000
DFR Holdings Board of Directors [Member]
Related Party Transaction [Line Items]
Base Compensation						$ 200	200		$ 700		$ 800
DFR Holdings LLC
Related Party Transaction [Line Items]
Number of shares owned (shares) | shares		18,800,000				18,800,000		10,090,909	18,800,000		18,800,000
Professional Fees						$ 500	$ 500		$ 2,000		$ 2,000
Directors designated by DFR Holdings								6
Interest expense											1,900
CIFC Corp
Related Party Transaction [Line Items]
Preferred Units, Issued | shares		85,000							85,000
Preferred Units, Contributed Capital		$ 85,000				85,000			$ 85,000
Senior Notes [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross	[2]	$ 40,000	[1]			$ 40,000			$ 40,000	[1]
CIFC FUNDING 2013-II - Board Member Investment
Related Party Transaction [Line Items]
Debt Instrument, face amount											$ 1,000
Number of related Party investments in CIFC CLOs		1				1			1
Board Member ownership %		50.00%				50.00%			50.00%		50.00%
CIFC Funds
Related Party Transaction [Line Items]
Related Party investments		$ 4,700				$ 4,700			$ 4,700		$ 4,700
Aggregate related party investment in funds | item		4				4			4		4
CIFC Corp | Dividend in kind cash [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents		$ 42,000							$ 42,000
Warrants | DFR Holdings LLC
Related Party Transaction [Line Items]
Class of warrant, outstanding | shares		2,000,000				2,000,000		2,000,000	2,000,000		2,000,000
Proceeds from extension of warrants											$ 200
Minimum [Member] | DFR Holdings LLC
Related Party Transaction [Line Items]
DRF holdings ownership percentage		5.00%				5.00%			5.00%
Series A Preferred Stock [Member] | CIFC Corp
Related Party Transaction [Line Items]
Preferred Stock, Dividend Rate, Percentage						3.50%			3.50%
Call Option [Member] | CIFC Corp
Related Party Transaction [Line Items]
Preferred stock callable period		4 years

[1]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025
[2]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025. As of January 1, 2016, the Company temporarily did not meet certain registration requirements under the indenture (and associated agreements) and incurred additional interest of 25 basis points per annum for the period ended March 31, 2016. Each 90 days thereafter interest will increase by 25 basis points (capped at 1% per annum) until cured. The Company has cured these conditions and expects the additional interest to end in July 2016.